Document and Entity Information	Aug. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	EIDOS THERAPEUTICS, INC.
Entity Central Index Key	0001731831
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38533
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-3733671
Entity Address, Address Line One	101 Montgomery Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	887-1471
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EIDX
Security Exchange Name	NASDAQ